Average Annual Total Returns	Stadion Managed Risk 100 Fund Class A Shares 9/26/2014 - 9/26/2014		Stadion Managed Risk 100 Fund Class C Shares 9/26/2014 - 9/26/2014		Stadion Managed Risk 100 Fund Class I Shares 9/26/2014 - 9/26/2014		Stadion Managed Risk 100 Fund - Return After Taxes on Distributions Class A Shares 9/26/2014 - 9/26/2014		Stadion Managed Risk 100 Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 9/26/2014 - 9/26/2014		Stadion Managed Risk 100 Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes) 9/26/2014 - 9/26/2014		Stadion Managed Risk 100 Fund 80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 9/26/2014 - 9/26/2014		Stadion Defensive International Fund Class A Shares 9/26/2014 - 9/26/2014		Stadion Defensive International Fund Class C Shares 9/26/2014 - 9/26/2014		Stadion Defensive International Fund Class I Shares 9/26/2014 - 9/26/2014		Stadion Defensive International Fund - Return After Taxes on Distributions Class A Shares 9/26/2014 - 9/26/2014		Stadion Defensive International Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 9/26/2014 - 9/26/2014		Stadion Defensive International Fund MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 9/26/2014 - 9/26/2014		Stadion Defensive International Fund MSCI Emerging Market 9/26/2014 - 9/26/2014		Stadion Trilogy Alternative Return Fund Class A Shares 9/26/2014 - 9/26/2014		Stadion Trilogy Alternative Return Fund Class C Shares 9/26/2014 - 9/26/2014		Stadion Trilogy Alternative Return Fund Class I Shares 9/26/2014 - 9/26/2014		Stadion Trilogy Alternative Return Fund - Return After Taxes on Distributions Class A Shares 9/26/2014 - 9/26/2014		Stadion Trilogy Alternative Return Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 9/26/2014 - 9/26/2014		Stadion Trilogy Alternative Return Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes) 9/26/2014 - 9/26/2014		Stadion Trilogy Alternative Return Fund HFRX Absolute Return Index 9/26/2014 - 9/26/2014		Stadion Trilogy Alternative Return Fund Barclays US AGG Total Return Index 9/26/2014 - 9/26/2014		Stadion Tactical Income Fund Class A Shares 9/26/2014 - 9/26/2014		Stadion Tactical Income Fund Class C Shares 9/26/2014 - 9/26/2014		Stadion Tactical Income Fund Class I Shares 9/26/2014 - 9/26/2014		Stadion Tactical Income Fund - Return After Taxes on Distributions Class A Shares 9/26/2014 - 9/26/2014		Stadion Tactical Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 9/26/2014 - 9/26/2014		Stadion Tactical Income Fund Barclay Capital U.S. Aggregate (reflects no deduction for fees, expenses or taxes) 9/26/2014 - 9/26/2014		Stadion Tactical Growth Fund Class I Shares 9/26/2014 - 9/26/2014	Stadion Tactical Growth Fund Class A Shares 9/26/2014 - 9/26/2014	Stadion Tactical Growth Fund Class C Shares 9/26/2014 - 9/26/2014	Stadion Tactical Growth Fund - Return After Taxes on Distributions Class I Shares 9/26/2014 - 9/26/2014	Stadion Tactical Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Class I Shares 9/26/2014 - 9/26/2014	Stadion Tactical Growth Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes) 9/26/2014 - 9/26/2014	Stadion Tactical Defensive Fund Class A Shares 9/26/2014 - 9/26/2014		Stadion Tactical Defensive Fund Class C Shares 9/26/2014 - 9/26/2014		Stadion Tactical Defensive Fund Class I Shares 9/26/2014 - 9/26/2014		Stadion Tactical Defensive Fund - Return After Taxes on Distributions Class A Shares 9/26/2014 - 9/26/2014		Stadion Tactical Defensive Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A Shares 9/26/2014 - 9/26/2014		Stadion Tactical Defensive Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes) 9/26/2014 - 9/26/2014		Stadion Tactical Defensive Fund 80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 9/26/2014 - 9/26/2014
[AverageAnnualReturnAbstract]
1 Year	(1.16%)		3.21%		5.19%		(1.16%)		(0.66%)		32.39%		24.78%		(2.87%)		1.23%		3.31%		(3.97%)		(1.63%)		23.29%		(2.27%)		(2.61%)		1.47%		3.49%		(2.69%)		(1.40%)		32.39%		3.57%	[1]	(2.02%)	[2]	(8.79%)		none		(3.10%)		(9.23%)		(4.98%)		(2.02%)		21.55%	14.32%	19.29%	17.35%	13.35%	32.39%	9.02%		13.73%		15.79%		6.67%		5.76%		32.39%		24.78%
5 Years	1.51%		1.92%		2.97%		1.36%		1.11%		17.94%		15.35%																																												16.07%	14.41%	14.91%	13.04%	12.38%	14.91%	7.24%		7.70%		8.74%		6.53%		5.52%		17.94%		15.35%
Since Inception	2.15%	[3]	2.17%	[3]	3.22%	[3]	1.50%	[3]	1.43%	[3]	15.35%	[3]	6.85%	[3]	(1.63%)	[5]	0.97%	[5]	2.03%	[5]	(2.31%)	[5]	(1.51%)	[5]	15.97%	[5]	0.55%	[5]	0.40%	[5]	3.13%	[5]	4.10%	[5]	0.17%	[5]	0.34%	[5]	18.92%	[5]	1.55%	[1],[5]	0.97%	[2],[5]	(8.79%)	[6]	none	[6]	(3.10%)	[6]	(9.23%)	[6]	(4.98%)	[6]	(2.02%)	[6]	7.11%	6.19%	6.04%	5.34%	5.31%	7.59%	3.09%	[4]	3.12%	[4]	4.14%	[4]	2.50%	[4]	2.28%	[4]	7.01%	[4]	6.85%	[4]
Inception Date	Sep. 15, 2006		Oct. 01, 2009		May 28, 2010		Sep. 15, 2006		Sep. 15, 2006						Apr. 02, 2012		Apr. 02, 2012		Apr. 02, 2012		Apr. 02, 2012		Apr. 02, 2012						Apr. 02, 2012		Apr. 02, 2012		Apr. 02, 2012		Apr. 02, 2012		Apr. 02, 2012								Dec. 31, 2012				Feb. 14, 2013		Dec. 31, 2012		Dec. 31, 2012				May 03, 2004	May 03, 2004	May 03, 2004	May 03, 2004	May 03, 2004	May 03, 2004	Sep. 15, 2006		Oct. 01, 2009		May 28, 2010		Sep. 15, 2006		Sep. 15, 2006

[1]	The Alternative Fund has selected the HFRX Absolute Return Index to replace the S&P 500 Index as the Alternative Fund's comparative broad-based securities market index because the Adviser believes that the HFRX Absolute Return Index more closely reflects the investment strategies of the Alternative Fund.
[2]	The Alternative Fund has selected the Barclays US AGG Total Return Index to replace the Barclays US TIPS 1-10 Year Index as the Alternative Fund's additional comparative index because the Adviser believes that the Barclays US AGG Total Return Index more closely reflects the investment strategies of the Alternative Fund.
[3]	Class A Shares began operations on September 15, 2006, Class C Shares began operations on October 1, 2009 and Class I Shares began operations on May 28, 2010.
[4]	Class A Shares began operations on September 15, 2006, Class C Shares began operations on October 1, 2009 and Class I Shares began operations on May 28, 2010.
[5]	Class A, Class C and Class I Shares began operations on April 2, 2012.
[6]	Class A Shares began operations on December 31, 2012 and Class I Shares began operations on February 14, 2013. Class C Shares have not commenced operations.